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The Gabelli Value 25 Fund Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.9%
Aerospace  — 2.4%
184,000 Aerojet Rocketdyne Holdings Inc. .............. $ 8,013,200
Automotive: Parts and Accessories  — 3.5%
110,000 Dana Inc. ................................................. 2,446,400
32,000 Garrett Motion Inc.† ................................. 235,840
72,000 Genuine Parts Co. ..................................... 8,728,560
11,410,800
Broadcasting  — 11.5%
7,000 Liberty Broadband Corp., Cl. A† ................ 1,178,450
36,500 Liberty Broadband Corp., Cl. C† ................ 6,303,550
104,000 Liberty Media Corp.-
Liberty SiriusXM, Cl. C† ........................ 4,936,880
95,000 Sinclair Broadcast Group Inc., Cl. A ........... 3,009,600
529,000 ViacomCBS Inc., Cl. A .............................. 22,255,030
37,683,510
Building and Construction  — 0.6%
30,000 Johnson Controls International plc ............ 2,042,400
Business Services  — 1.4%
115,000 Macquarie Infrastructure Holdings LLC ..... 4,664,400
Cable and Satellite  — 6.5%
18,500 AMC Networks Inc., Cl. A† ........................ 861,915
120,000 Comcast Corp., Cl. A ................................ 6,711,600
144,000 DISH Network Corp., Cl. A† ...................... 6,258,240
37,000 EchoStar Corp., Cl. A† .............................. 943,870
124,000 Liberty Global plc, Cl. A† .......................... 3,695,200
38,000 Liberty Global plc, Cl. C† .......................... 1,119,480
35,000 Rogers Communications Inc., Cl. B ........... 1,632,400
21,222,705
Communications Equipment  — 1.0%
75,000 Loral Space & Communications Inc. ......... 3,225,750
Consumer Products  — 8.7%
75,000 Edgewell Personal Care Co. ...................... 2,722,500
12,500 Energizer Holdings Inc. ............................. 488,125
260,000 Qurate Retail Inc., Cl. A ............................. 2,649,400
2,570,000 Swedish Match AB ................................... 22,504,820
28,364,845
Diversified Industrial  — 5.0%
36,160 Ampco-Pittsburgh Corp.† ......................... 169,952
190,000 Bollore SA ................................................ 1,101,533
79,000 Crane Co. ................................................. 7,489,990
35,000 DuPont de Nemours Inc. .......................... 2,379,650
10,000 FMC Corp. ................................................ 915,600
20,000 Honeywell International Inc. ...................... 4,245,600
16,302,325
Electronics  — 8.3%
115,000 Resideo Technologies Inc.† ...................... 2,850,850
Shares
Market
Value
220,650 Sony Group Corp., ADR ............................ $ 24,399,477
27,250,327
Energy and Utilities  — 2.6%
20,000 Halliburton Co. ......................................... 432,400
153,000 National Fuel Gas Co. ................................ 8,035,560
8,467,960
Entertainment  — 11.5%
37,000 Discovery Inc., Cl. A† ............................... 939,060
157,000 Discovery Inc., Cl. C† ............................... 3,810,390
45,000 Fox Corp., Cl. A ........................................ 1,804,950
550,000 Grupo Televisa SAB, ADR ......................... 6,039,000
33,000 Liberty Media Corp.-
Liberty Braves, Cl. A† ............................ 888,030
113,040 Liberty Media Corp.-
Liberty Braves, Cl. C† ............................ 2,986,517
89,052 Madison Square Garden Entertainment
Corp.† .................................................. 6,471,409
55,000 Madison Square Garden Sports Corp.† ..... 10,227,250
26,000 The Walt Disney Co.† ............................... 4,398,420
37,565,026
Environmental Services  — 5.9%
103,000 Republic Services Inc. .............................. 12,366,180
55,000 Waste Connections Inc. ............................ 6,926,150
19,292,330
Equipment and Supplies  — 1.5%
46,000 CIRCOR International Inc.† ....................... 1,518,460
50,000 Flowserve Corp. ....................................... 1,733,500
7,500 Valmont Industries Inc. ............................. 1,763,400
5,015,360
Financial Services  — 11.8%
104,000 American Express Co. ............................... 17,423,120
38,000 Citigroup Inc. ........................................... 2,666,840
450,000 Post Holdings Partnering Corp., Cl. A† ...... 4,338,000
200,000 The Bank of New York Mellon Corp. .......... 10,368,000
10,000 The Goldman Sachs Group Inc. ................. 3,780,300
38,576,260
Food and Beverage  — 4.7%
55,000 Diageo plc, ADR ....................................... 10,615,000
80,000 Mondelēz International Inc., Cl. A .............. 4,654,400
15,269,400
Health Care  — 0.3%
7,000 Zimmer Biomet Holdings Inc. ................... 1,024,520
Hotels and Gaming  — 1.2%
48,000 Ryman Hospitality Properties Inc., REIT† .. 4,017,600
Machinery  — 2.0%
298,744 CNH Industrial NV .................................... 4,962,138
100,000 CNH Industrial NV, Borsa Italiana .............. 1,702,774
6,664,912

The Gabelli Value 25 Fund Inc.
Schedule of Investments (Continued) — September 30, 2021 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Metals and Mining  — 5.2%
316,500 Newmont Corp. ........................................ $ 17,185,950
Real Estate  — 1.3%
59,900 Indus Realty Trust Inc., REIT ..................... 4,198,990
Telecommunications  — 0.6%
97,000 Telephone and Data Systems Inc. .............. 1,891,500
Wireless Communications  — 0.4%
44,000 United States Cellular Corp.† .................... 1,403,160
TOTAL COMMON STOCKS .................. 320,753,230
CONVERTIBLE PREFERRED STOCKS  — 0.1%
Automotive: Parts and Accessories  — 0.1%
44,366 Garrett Motion Inc., Ser. A,
11.000% .............................................. 366,020
WARRANTS  — 0.1%
Diversified Industrial  — 0.0%
25,000 Ampco-Pittsburgh Corp., expire 08/01/25† 21,614
Shares
Market
Value
Financial Services  — 0.1%
150,000 Post Holdings Partnering Corp., expire
02/09/23† ............................................. $ 135,000
TOTAL WARRANTS .......................... 156,614
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.9%
$ 6,225,000 U.S. Treasury Bills,
0.035% to 0.045%††,
11/18/21 to 12/09/21 ............................ 6,224,774
TOTAL INVESTMENTS — 100.0%
(Cost $128,227,528) ............................. $ 327,500,638
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust